Contingent liabilities and financial commitments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Commitments And Contingencies [Abstract]
Summary of Cases

Case Type	Case Numbers as at 31 December 2021	Case Numbers as at 31 December 2020 (note 1)	Change in Number Increase/(decrease)

U.S. tobacco-related actions

Medical reimbursement cases (note 2)	2	2	No change

Class actions (note 3)	20	20	No change

Individual smoking and health cases (note 4)	222	189	33

Engle Progeny Cases (note 5)	1,071	1,400	(329)

Broin II Cases (note 6)	1,200	1,227	(27)

Filter Cases (note 7)	46	48	(2)

State Settlement Agreements – Enforcement and Validity (note 8)	2	4	(2)

Non-U.S. tobacco-related actions

Medical reimbursement cases	19	19	No change

Class actions (note 9)	12	12	No change

Individual smoking and health cases (note 10)	52	68	(16)
Trials/verdicts/judgments of individual
Engle
progeny cases from 1 January 2019 through 31 December 2021:

Total number of trials	41

Number of trials resulting in plaintiffs’ verdicts	21**

Total damages awarded in final judgments against RJRT	US$224,990,000 (approximately

£166 million)

Amount of overall damages comprising ‘compensatory damages’ (approximately)	US$65,440,000 (of overall

US$224,990,000) (approximately

£48 million of £166 million)

Amount of overall damages comprising ‘punitive damages’ (approximately)	US$159,550,000 (of overall

US$224,990,000) (approximately

£118 million of £166 million)
** Of the 21 trials resulting in plaintiffs’ verdicts 1 January 2019 to 31 December 2021 (note 11):

Number of adverse judgments appealed by RJRT	13 (note 12)

Number of adverse judgments, in which RJRT still has time to file an appeal	4

Number of adverse judgments in which an appeal was not, and can no longer be, sought	3

Appeals of individual Engle progeny cases 1 January 2019 to 31 December 2021:

Number of adverse judgments appealed by RJRT	15 (note 13)

	U.S.	U.S.	Change in
	Case Numbers	Case Numbers	Number
	31 December	31 December	Increase/
Case Type	2021	2020	(Decrease)

Individual Smoking and Health Cases (note 14)	222	189	33

Engle Progeny Cases (Number of Plaintiffs) (note 15)	1,071 (1,304)	1,400 (1,725)	(329) (421)

Broin II Cases (note 16)	1,200	1,227	(27)

Filter Cases (note 17)	46	48	(2)

Operating Subsidiaries' Expenses and Payments under State Settlement Agreements

						2023 and
	2018	2019	2020	2021	2022	thereafter

Settlement expenses	$2,741	$2,762	$3,572	$3,420

Settlement cash payments	$917	$2,918	$2,848	$3,744

Projected settlement expenses					$>3,300	$>3,200

Projected settlement cash payments					$>3,100	$>3,200

Summary of Current Status of Litigation Cases

Canadian province	Act pursuant to which Claim was brought	Companies named as Defendants	Current stage

British Columbia	Tobacco Damages and Health Care Costs Recovery Act 2000	Imperial, Investments, Industries, Carreras Rothmans Limited, the RJR Companies and other former Rothmans Group companies have been named as defendants and served.
The defences of Imperial, Investments, Industries, Carreras Rothmans Limited and the RJR Companies have been filed, and document production and discoveries were ongoing. On 13 February 2017 the Province delivered an expert report dated October 2016, quantifying its damages in the amount of CAD$118 billion (approximately £69 billion). No trial date has been set. The federal government is seeking CAD$5 million (approximately £2.9 million) jointly from all the defendants in respect of costs pertaining to the third-party claim, now dismissed.

New Brunswick	Tobacco Damages and Health Care Costs Recovery Act 2006	Imperial, the UK Companies and the RJR Companies have been named as defendants and served.
The defences of Imperial, the UK Companies and the RJR Companies have been filed and document production and discoveries are substantially complete. The most recent expert report filed by the Province estimated a range of damages between CAD $11.1 billion (approximately £6.5 billion) and CAD $23.2 billion (approximately £13.6 billion), including expected future costs. Following a motion to set a trial date, the New Brunswick Court of Queen’s Bench ordered that the trial commence on 4 November 2019. On 7 March 2019, the New Brunswick Court of Queen’s Bench released a decision which requires the Province to produce a substantial amount of additional documentation and data to the defendants. As a result, the original trial date of 4 November 2019 would have been delayed. No new trial date has been set.

Ontario	Tobacco Damages and Health Care Costs Recovery Act 2009	Imperial, the UK Companies and the RJR Companies have been named as defendants and served.
The defences of Imperial, the UK Companies and the RJR Companies have been filed. The parties completed significant document production in the summer of 2017 and discoveries commenced in the autumn of 2018. On 15 June 2018, the Province delivered an expert report quantifying its damages in the range of CAD$280 billion (approximately £163.7 billion) – CAD$630 billion (approximately £368.2 billion) in 2016/2017 dollars for the period 1954 – 2060, and the Province amended the damages sought in its Statement of Claim to CAD$330 billion (approximately £192.9 billion). On 31 January 2019, the Province delivered a further expert report claiming an additional amount between CAD $9.4 billion (approximately £5.5 billion) and CAD$10.9 billion in damages (approximately £6.4 billion) in respect of ETS. No trial date has been set.

Newfoundland and Labrador	Tobacco Health Care Costs Recovery Act 2001	Imperial, the UK Companies and the RJR Companies have been named as defendants and served.
The case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the Province began its document production in March 2018. Damages have not been quantified by the Province. No trial date has been set.

Saskatchewan	Tobacco Damages and Health Care Costs Recovery Act 2007	Imperial, the UK Companies and the RJR Companies have been named as defendants and served.
This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the Province has delivered a test shipment of documents. Damages have not been quantified by the Province. No trial date has been set.

Manitoba	Tobacco Damages Health Care Costs Recovery Act 2006	Imperial, the UK Companies and the RJR Companies have been named as defendants and served.
This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and document production commenced. Damages have not been quantified by the Province. No trial date has been set.

Alberta	Crown’s Right of Recovery Act 2009	Imperial, the UK Companies and the RJR Companies have been named as defendants and served.
This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the Province commenced its document production. The Province has stated its claim to be worth CAD$10 billion (approximately £5.8 billion). No trial date has been set.

Canadian province	Act pursuant to which Claim was brought	Companies named as Defendants	Current stage

Quebec	Tobacco Related Damages and Health Care Costs Recovery Act 2009	Imperial, Investments, Industries, the RJR Companies and Carreras Rothmans Limited have been named as defendants and served.
The case is at an early case management stage. The defences of Imperial, Investments, Industries, Carreras Rothmans Limited and the RJR Companies have been filed. Motions over admissibility of documents and damages discovery have been filed but not heard. The Province is seeking CAD$60 billion (approximately £35.1 billion). No trial date has been set.

Prince Edward Island	Tobacco Damages and Health Care Costs Recovery Act 2009	Imperial, the UK Companies and the RJR Companies have been named as defendants and served.
This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the next step was expected to be document production, which the parties deferred for the time being. Damages have not been quantified by the Province. No trial date has been set.

Nova Scotia	Tobacco Health Care Costs Recovery Act 2005	Imperial, the UK Companies and the RJR Companies have been named as defendants and served.
This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed. The Province provided a test document production in March 2018. Damages have not been quantified by the Province. No trial date has been set.

Closed Litigation Matters Explanatory

Matter	Jurisdiction	Companies named as Defendants	Description	Disposition

Vuse Litigation (Illinois School Districts)	U.S.	Reynolds American, RJR Vapor, the Company, Lorillard LLC and LOEC Inc.	Public Nuisance	Voluntary dismissal by plaintiff

Brazil Associação de Defesa da Saúde do Fumante class action	Brazil	Souza Cruz	Class action	Superior Court of Justice certified decision in favour of defendants

UK Serious Fraud Office (SFO) investigation	UK	The Company, its subsidiaries, and associated persons	Investigation	SFO’s announcement that the investigation had been closed

Perry	U.S.	Investments	Individual case	Dormant/closed

Antimonopoly Committee of Ukraine	Ukraine	British American Tobacco Sales & Marketing Ukraine Limited Liability Company	Competition investigation	Judgment of Supreme Court of Ukraine

Schedule of Total Future Minimum Lease Payment under Non-cancellable Operating Leases
The total future minimum payments under non-cancellable service contracts based on when payments fall due:

	2021 £m	2020 £m

Service contracts

Within one year	41	63

Between one and five years	81	17

Beyond five years	5	6

	127	86